UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      CAVU Capital Advisors, LLC

Address:   20 Marshall Street, Suite 102
           South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  James Gilmore
Title: Chief Financial Officer
Phone: 203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                South Norwalk, CT           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $208,106
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2009


COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8

                               TITLE                      VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       X1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW        049164205    2,631    70626  SH        Sole         None       70626
ARKANSAS BEST CORP DEL         COM            040790107    3,679   125000  SH        Sole         None      125000
AMERICAN EAGLE OUTFITTERS NE   COM            02553E106    1,358    80000  SH        Sole         None       80000
AUTONATION INC                 COM            05329W102    6,801   355121  SH        Sole         None      355121
ANADARKO PETE CORP             COM            032511107    7,728   123803  SH        Sole         None      123803
ATHEROS COMMUNICATIONS INC     COM            04743P108    2,568    75000  SH        Sole         None       75000
AVON PRODS INC                 COM            054303102    5,355   170000  SH        Sole         None      170000
BALLY TECHNOLOGIES INC         COM            05874B107    2,069    50100  SH        Sole         None       50100
CVS CAREMARK CORPORATION       COM            126650100    2,402    74587  SH        Sole         None       74587
DEERE & CO                     COM            244199105    7,032   130000  SH        Sole         None      130000
ENERGIZER HLDGS INC            COM            29266R108    2,463    40200  SH        Sole         None       40200
FORD MTR CO DEL                COM PAR $0.01  345370860   20,531  2053070  SH        Sole         None     2053070
FEDEX CORP                     COM            31428X106    7,536    90300  SH        Sole         None       90300
HALLIBURTON CO                 COM            406216101    6,921   230000  SH        Sole         None      230000
INTERNATIONAL GAME TECHNOLOG   COM            459902102   12,932   688984  SH        Sole         None      688984
INTEROIL CORP                  COM            460951106      960    12500  SH        Sole         None       12500
ILLINOIS TOOL WKS INC          COM            452308109    5,058   105400  SH        Sole         None      105400
KEY ENERGY SVCS INC            COM            492914106    2,681   305000  SH        Sole         None      305000
KNIGHT TRANSN INC              COM            499064103    1,543    80000  SH        Sole         None       80000
KOHLS CORP                     COM            500255104    2,427    45000  SH        Sole         None       45000
LEAR CORP                      COM NEW        521865204    6,764   100000  SH        Sole         None      100000
LAM RESEARCH CORP              COM            512807108    3,725    95000  SH        Sole         None       95000
MAGNA INTL INC                 CL A           559222401    6,070   120000  SH        Sole         None      120000
MGM MIRAGE                     COM            552953101    2,736   300000  SH  CALL  Sole         None      300000
MOSAIC CO                      COM            61945A107    4,593    76900  SH        Sole         None       76900
NOBLE CORPORATION BAAR         NAMEN -AKT     H5833N103    2,035    50000  SH        Sole         None       50000
OLD DOMINION FGHT LINES INC    COM            679580100    1,382    45000  SH        Sole         None       45000
OSHKOSH CORP                   COM            688239201    3,262    88100  SH        Sole         None       88100
PENSKE AUTOMOTIVE GRP INC      COM            70959W103    1,518   100000  SH        Sole         None      100000
PENN NATL GAMING INC           COM            707569109    6,113   224837  SH        Sole         None      224837
PROCTER & GAMBLE CO            COM            742718109   12,999   214400  SH        Sole         None      214400
PARKER HANNIFIN CORP           COM            701094104    6,466   120000  SH        Sole         None      120000
REGAL ENTMT GROUP              CL A           758766109      767    53127  SH        Sole         None       53127
RESEARCH IN MOTION LTD         COM            760975102    2,702    40000  SH        Sole         None       40000
RADIOSHACK CORP                COM            750438103   11,960   613322  SH        Sole         None      613322
SKECHERS U S A INC             CL A           830566105    4,117   140000  SH        Sole         None      140000
SANDISK CORP                   COM            80004C101    2,899   100000  SH        Sole         None      100000
TALBOTS INC                    COM            874161102    1,782   200000  SH        Sole         None      200000
TOLL BROTHERS INC              COM            889478103    1,792    95249  SH        Sole         None       95249
TRW AUTOMOTIVE HLDGS CORP      COM            87264S106    3,587   150200  SH        Sole         None      150200
TESORO CORP                    COM            881609101    4,065   300000  SH        Sole         None      300000
UNITED PARCEL SERVICE INC      CL B           911312106    4,494    78325  SH        Sole         None       78325
UNITED RENTALS INC             COM            911363109    3,286   335000  SH        Sole         None      335000
VALERO ENERGY CORP NEW         COM            91913Y100    2,513   150000  SH        Sole         None      150000
WHIRLPOOL CORP                 COM            963320106      807    10000  SH        Sole         None       10000
WMS INDS INC                   COM            929297109    1,000    25000  SH        Sole         None       25000



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